REPORTING ENTITY - Spin off BAC Holding - Impacts on assets, liabilities and equity recognized (Details) - COP ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets		$ 301,181,596	$ 295,591,236
Total liabilities		269,661,180	264,769,577
Non-controlling interests		14,737,744	14,354,689
Equity attributable to owners of the parent		$ 16,782,672	$ 16,466,970
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets	$ 111,185,832
Total liabilities	98,305,772
Non-controlling interests	1,961
Equity attributable to owners of the parent	$ 12,878,099
Percentage of spin off	75.00%
Spin-off amount	$ 9,658,574
Proportion of ownership interest in subsidiary	68.74%
Effect of the spin-off on owners of the parent	$ (6,638,961)
Effect of the spin-off on non-controlling interest	$ (3,019,613)